Loans And Leases (Balance In ALLL And Recorded Investment In Loans By Portfolio Segment And Based On Impairment Method) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		$ 22	$ 20
Collectively evaluated for impairment		6,903	6,600
Total ending allowance balance		6,925	6,620	$ 6,316
Individually evaluated for impairment		3,448	5,750
Collectively evaluated for impairment		349,602	297,934
Subtotal		353,050	303,684
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		1	5
Collectively evaluated for impairment		1,646	1,375
Total ending allowance balance		1,647	1,380	1,346
Individually evaluated for impairment		557	422
Collectively evaluated for impairment		70,777	43,322
Subtotal	[1]	71,334	43,744
Single-Family Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment			1
Collectively evaluated for impairment		735	690
Total ending allowance balance		735	691	634
Individually evaluated for impairment		122	289
Collectively evaluated for impairment		92,422	81,696
Subtotal		92,544	81,985
Multi-Family Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		716	705
Total ending allowance balance		716	705	818
Individually evaluated for impairment		37	1,590
Collectively evaluated for impairment		34,254	27,360
Subtotal		34,291	28,950
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		21	14
Collectively evaluated for impairment		2,706	2,696
Total ending allowance balance		2,727	2,710	2,541
Individually evaluated for impairment		2,732	3,449
Collectively evaluated for impairment		102,581	93,039
Subtotal		105,313	96,488
Construction Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		580	561
Total ending allowance balance		580	561	442
Collectively evaluated for impairment		25,822	24,662
Subtotal		25,822	24,662
Home Equity Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		486	474
Total ending allowance balance		486	474	441
Collectively evaluated for impairment		23,109	21,837
Subtotal		23,109	21,837
Other Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		34	99
Total ending allowance balance		34	99	$ 94
Collectively evaluated for impairment		637	6,018
Subtotal		$ 637	$ 6,018

[1]	Includes $2,874 of commercial leases.